FINANCE LEASES - Outstanding Obligations Finance Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance Lease, Liability, Payment, Due [Abstract]
2021	$ 32,240
2022	29,061
2023	24,484
2024	24,553
2025	22,551
Thereafter	53,554
Minimum lease payments	186,443
Less: imputed interest	(35,238)
Present value of obligations under finance leases	$ 151,205	$ 168,708	$ 7,435